Segment Reporting - Schedule of the Table Below Provides Information about Group’s Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of the Table Below Provides Information about Group’s Segment [Abstract]
Revenues	$ 864	$ 7,117
Less:
Cost of revenues	(1,549)	(8,265)
Segment gross loss	(685)	(1,148)
Less:
Depreciation and amortization	(357)	(388)
Reversal of expected credit losses	1,049
Salary expenses	(2,605)	(8,712)
Rental expenses	(802)	(1,578)
Other operating expenses	(1,454)	(12,058)
Interest (expenses) income, net	(2,551)	21
Other income (expenses), net	6,603	(557)
Segment loss	$ (2,351)	$ (32,685)